Income Taxes and Duties - Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of Income Taxes and Duties [Line items]
Retirement benefits		$ 1,101,292	$ (8,206,693)	$ (10,698,848)
Total duties, taxes and other	$ 14,931,772	307,348,122	185,572,075	343,823,489
PEMEX [member]
Disclosure of Income Taxes and Duties [Line items]
Expected (loss) income tax expense		(9,267,948)	28,835,256	3,707,023
Tax effect of inflation-net		2,845,995	5,694,637	6,487,844
Fiscal updating of pipelines, properties and equipment		0	(161,883)	(5,290,734)
Cancellation of tax credits			0	(24,189,922)
Expected expenses from contracts		1,311,975	0	0
Non-deductible expenses		3,506,603	2,405,635	4,826,745
Others-net		1,022,923	2,395,987	(3,831,119)
Total duties, taxes and other		$ 520,840	$ 30,962,939	$ (28,989,011)